Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2023
Entity Registrant Name	MARSICO INVESTMENT FUND
Entity Central Index Key	0001047112
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jan. 30, 2024
Document Effective Date	Jan. 31, 2024
Prospectus Date	Jan. 31, 2024
MARSICO FOCUS FUND | INVESTOR CLASS
Prospectus:
Trading Symbol	MFOCX
MARSICO FOCUS FUND | INSTITUTIONAL CLASS
Prospectus:
Trading Symbol	MIFOX
MARSICO GROWTH FUND | INVESTOR CLASS
Prospectus:
Trading Symbol	MGRIX
MARSICO GROWTH FUND | INSTITUTIONAL CLASS
Prospectus:
Trading Symbol	MIGWX
MARSICO MIDCAP GROWTH FOCUS FUND | INVESTOR CLASS
Prospectus:
Trading Symbol	MXXIX
MARSICO MIDCAP GROWTH FOCUS FUND | INSTITUTIONAL CLASS
Prospectus:
Trading Symbol	MIDFX
MARSICO INTERNATIONAL OPPORTUNITIES FUND | INVESTOR CLASS
Prospectus:
Trading Symbol	MIOFX
MARSICO INTERNATIONAL OPPORTUNITIES FUND | INSTITUTIONAL CLASS
Prospectus:
Trading Symbol	MIIOX
MARSICO GLOBAL FUND | INVESTOR CLASS
Prospectus:
Trading Symbol	MGLBX
MARSICO GLOBAL FUND | INSTITUTIONAL CLASS
Prospectus:
Trading Symbol	MIGOX